Commitments	12 Months Ended
Dec. 31, 2011
Commitments [Abstract]
Commitments
22.	COMMITMENTS

(a)	Operating lease commitments

The Group has entered into operating lease agreements principally for its office spaces. These leases expire through 2016 and are renewable upon negotiation. Rental expense under operating leases was $1,216, $1,179 and $2,088 for the years ended December 31, 2009, 2010 and 2011 respectively. Rent expense included in income from continued operation was $1,129, $1,179 and $2,088 for the years ended December 31, 2009, 2010 and 2011, respectively, and that included in loss from discontinued operations was $87, $ nil and $ nil for the years ended December 31, 2009, 2010 and 2011, respectively.

Future minimum lease payments under such non-cancelable leases as of December 31, 2011 are as follows:

Year 2012	2,042
Year 2013	1,040
Year 2014	802
Year 2015	409
Year 2016 and thereafter	214

4,507

(b)	Capital commitments

There was no capital commitment for purchase of equipment and inventory as of December 31, 2011.